Eaton Vance Floating-Rate Fund
                   Eaton Vance Floating-Rate High Income Fund
                          Eaton Vance High Income Fund
                        Eaton Vance Strategic Income Fund

                           Supplement to Prospectuses
                               dated March 1, 2001

                      EV Classic Senior Floating-Rate Fund
                         Eaton Vance Prime Rate Reserves

                           Supplement to Prospectuses
                              dated April 20, 2001

                            Eaton Vance Balanced Fund
                        Eaton Vance Emerging Markets Fund
                     Eaton Vance Government Obligations Fund
                         Eaton Vance Greater India Fund
                        Eaton Vance Growth & Income Fund
                      Eaton Vance Small Company Growth Fund
                        Eaton Vance Special Equities Fund
                           Eaton Vance Utilities Fund

                           Supplement to Prospectuses
                                dated May 1, 2001

                     Eaton Vance Asian Small Companies Fund
                      Eaton Vance Greater China Growth Fund
                             Eaton Vance Growth Fund
                        Eaton Vance Information Age Fund
                   Eaton Vance Worldwide Health Sciences Fund

                           Supplement to Prospectuses
                              dated January 1, 2002

                        Eaton Vance Income Fund of Boston

                            Supplement to Prospectus
                             dated February 1, 2002


For the period of February 1, 2002 through April 15, 2002, Eaton Vance Distributors ("EVD") will pay to A.G. Edwards & Sons, Inc., ("A.G. Edwards") the following additional compensation for sales of shares by A.G. Edwards to its individual retirement plan account rollover clients. For Class A shares, EVD will pay A.G. Edwards the full commission and fees disclosed in the relevant Fund's Prospectus plus any amounts that EVD is entitled to receive for such sales. For Class B and Class C shares, and for shares of EV Classic Senior Floating-Rate Fund and Eaton Vance Prime Rate Reserves, EVD will pay the full commission and fees disclosed in the relevant Fund's Prospectus plus an additional 0.50%. The additional amount will be paid from EVD's own resources.


February 1, 2002
                                                                          COMBPS